Inventories - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [abstract]
Raw materials	$ 47,501	$ 48,140
Finished goods	65,278	79,758	$ 61,888	$ 68,191
Others	11	204
Current inventories	$ 112,790	$ 128,102